INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2018	2017
Deferred Tax Assets:
Tax benefit of net operating loss carry-forward	$6,465,826	$4,006,517
Depreciation and amortization	(5,102)	(8,332)
Accrued liabilities	261,876	220,681
Stock based compensation	—	507,545
Interest Expense	740,285	—
R&D Credit	393,165	—
Total deferred tax assets	7,856,050	4,726,411
Valuation allowance for deferred tax assets	(7,856,050)	(4,726,411)
Deferred tax assets, net of valuation allowance	$—	$—

Summary of Valuation Allowance

The change in the Company’s valuation allowance is as follows:

	Years Ended December 31,
	2018	2017

Beginning of the year	$4,726,411	$3,848,878
Change in valuation account	3,129,639	877,533
End of the year	$7,856,050	$4,726,411

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the provision for income taxes with the amounts computed by applying the Federal income tax rate to income from operations before the provision for income taxes is as follows:

	Years Ended December 31,
	2018	2017

U.S. federal statutory rate	(21.0)%	(35.0)%
State taxes, net of federal benefit	(6.9)%	(5.8)%
Share-based compensation	—%	17.5%
Effect of U.S. tax law change	—%	(13.2)%
Change in valuation allowance	25.8%	30.2%

Nondeductible expenses	2.0%	6.3%
R&D credit	(3.2)%	—%
Stock Options	3.3%	—%
Effective income tax rate	—%	—%